Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 5,821,228	$ 5,798,802
Buildings, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	5,062,724	5,079,080
Land use rights, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 758,504	$ 719,722